Statutory Requirements and Dividends Restrictions - Summary of Statutory Requirements and Dividends Restrictions (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
United States:
Statutory Requirements and Dividend Restrictions [Line Items]
Required statutory capital and surplus	$ 579.3	$ 565.7
Actual statutory capital and surplus	1,202.3	1,164.9
Bermuda
Statutory Requirements and Dividend Restrictions [Line Items]
Required statutory capital and surplus	595.3	579.3
Actual statutory capital and surplus	1,550.0	1,761.3
United Kingdom:
Statutory Requirements and Dividend Restrictions [Line Items]
Required statutory capital and surplus	270.4	277.3
Actual statutory capital and surplus	$ 611.7	$ 651.0